Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 157	$ 137	$ 201
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	61	52	93
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	96	$ 85	$ 108
Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	86
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	53
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	33
EMEAA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	6
EMEAA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1
EMEAA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	5
Central [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	65
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	7
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 58